Shareholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2018
Shareholders’ Equity
Schedule of Share capital

	Number of shares 2018	Number of shares 2017	Number of shares 2016
	Ordinary	Ordinary	Ordinary
Balance at January 1	36,425,014	23,346,856	23,345,965
Issued for cash	6,612,500	8,573,975	—
Issued for services	112,473	—	—
Exercise of share options	226,098	1,034	891
Treasury shares issued (transferred)	(226,098)	4,503,149	—
Balance at December 31	43,149,987	36,425,014	23,346,856

Schedule of fair value of options calculated using Black-Scholes option pricing model and weighted average assumptions utilized

	Options granted		Options granted		Options granted
	in 2018		in 2017		in 2016
Risk-free interest rate	2.223%		1.913%		1.467%
Expected dividend yield	—%		—%		—%
Expected volatility	80.9%		88.7%		86.3%
Expected life in years	5	years	5	years	5	years

Schedule of Movements in the number of options outstanding and weighted average exercise prices

	2018		2017		2016
	Number of	Average	Number of	Average	Number of	Average
	options	exercise price	options	exercise price	options	exercise price
Balance at January 1	3,331,875	€4.78	2,205,989	€4.88	1,108,935	€4.19
Granted	1,570,366	€3.11	1,199,447	€4.63	1,214,126	€5.49
Forfeited	(142,467)	€4.29	(72,527)	€5.56	(116,181)	€4.64
Exercised	(226,098)	€4.02	(1,034)	€3.54	(891)	€2.38
Expired	(22,164)	6	—	—	—	—
Balance at December 31	4,511,512	€4.24	3,331,875	€4.78	2,205,989	€4.88
Exercisable at December 31	1,683,731		1,148,893		615,246